Post balance sheet events	6 Months Ended
Jun. 30, 2019
Post balance sheet events
Post balance sheet events

15. Post balance sheet events

Other than as disclosed in this document there have been no significant events between 30 June 2019 and the date of approval of this announcement which would require a change to, or additional disclosure, in the announcement.